Available-for-Sale Investments - Summary of Available-for-Sale Debt and Equity Securities (Detail) - Unlisted Investments [Member] - Current Assets [Member] - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 0	$ 1,000,000
Net unrealized gains	0	50,500
Fair values	$ 0	$ 1,050,500